Janus Henderson Global Sustainable Equity Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A C S I N R T Shares [Member] | Janus Henderson Global Sustainable Equity Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	16.83%	10.61%	22.57%	(24.23%)	16.21%